DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Premier State Municipal Bond Fund -- Florida Series for the six-month reporting period ended October 31, 1998 as shown in the following table:

                                                                                                         Annualized

                                                                         Total Return*               Distribution Rate**

                                                                         ____________                _________________
        Class A shares . . . . . . . . . . . . . . . . . . . .              4.09%                           4.29%

        Class B shares . . . . . . . . . . . . . . . . . . . .              3.76%                           3.99%

        Class C shares . . . . . . . . . . . . . . . . . . . .              3.67%                           3.68%

The Economy

  In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C. is the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced its target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

  Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

  The Fed' s responsibility is to enact monetary policy that is anticipatory of future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

Market Environment

  In general, fixed-income securities have traded in a downward-spiked pattern since appreciating dramatically and topping in mid-October. Market participants have been greatly influenced by the overall trend to purchase what are perceived to be safer securities (for example, U.S. Treasury notes and bonds), which is mainly incited by the Asian economic crisis. This crisis, and that of other countries, has prompted notions of domestic economic contraction, creating the perception that bonds whose credit quality is dependent on the business cycle are vulnerable. Therefore, many securities, such as corporate, mortgage, asset backed, or project-related bonds, have traded off in this period. Currently, the expectation is that the interest rate spreads between these types of securities and Treasuries will remain wide. Additionally, the recent exaggerated nature of short-term price performance (both up and down) was greatly influenced by the financial problems of leveraged hedge funds and the quick response by the
Federal Reserve. The municipal market focused on these trends and its participants initially benefited from the same direction, though not to the same level of appreciation as the Treasury bond markets. Correspondingly, municipals outperformed Treasuries in the market' s recent downward price adjustment, retaining more of their value.

Portfolio Overview

  From May through most of the six-month period which ended October 31, 1998, your Fund was actively selling bonds priced at slight discounts below par and par bonds. The purpose of this activity was aimed at managing the volatility that was present in the municipal market, and to position the Fund for optimal performance. We felt that attempting to predict precisely the timing of the ebb and flow of market changes would be difficult, at best. Instead we focused our efforts on shortening the portfolio' s average maturity by selling a modest portion of long maturity discount bonds and zero coupon bonds, and purchasing higher coupon bonds in the 15- to 20-year maturity range.

  By late summer, the portfolio was being managed utilizing a slightly more conservative approach in order to balance recurring volatility in the municipal bond market with the ongoing objective of obtaining value. The Fund is currently well balanced across the coupon range. While it is entirely possible that the market may again see periods of volatility, the bond market is currently gaining positive momentum once again. We have been monitoring this shift and have made appropriate adjustments to the portfolio.

Our primary tasks, which guide our portfolio management decisions, are to earn a high level of current income to the extent it is consistent with the preservation of capital while maintaining the Fund' s high credit quality.
Included in this report is a series of detailed statements outlining the portfolio' s holdings and financial condition. We hope they are informative.
Please know that we greatly appreciate your continued confidence in the portfolio and the Dreyfus Corporation.

               Sincerely,

               [Signature logo Richard J. Moynihan]

               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares and Class C shares. Income may be subject to state and local income taxes for non-Florida residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, (annualized) divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--90.9%                                                             Amount             Value
-------------------------------------------------------
                                                                                                _____________     _____________

Florida--87.6%
Brevard County, IDR (Nui Corp. Project) 6.40%, 10/1/2024 (Insured; AMBAC). . . . . . . . .     $    1,000,000    $    1,114,480

Broward County Health Facilities Authority, Revenue, Refunding

   (Broward County Nursing Home) 7.50%, 8/15/2020 (LOC; Allied Irish Bank) . . . . . . . .          1,000,000         1,085,340

Charlotte County:

   Healthcare Facilities Revenue (Charlotte Community Mental Health Project) 9.25%, 7/1/2020        1,575,000         1,690,385

   Utility Revenue, Refunding 5%, 10/1/2023 (Insured; FGIC)  . . . . . . . . . . . . . . .          2,500,000         2,498,125

Clay County Housing Finance Authority, SFMR 8.20%, 6/1/2021 (Collateralized; GNMA) . . . .            460,000           477,186

Clearwater, Gas System Revenue:

   5.30%, 9/1/2027 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,405,000         2,467,072

   Refunding 5%, 9/1/2023 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . .          3,010,000         3,007,682

Dade County, Special Obligation, Refunding 5%, 10/1/2035 (Insured; AMBAC). . . . . . . . .         10,000,000         9,941,200

Dade County Health Facilities Authority, HR

   (South Shore Hospital and Medical Center) 7.60%, 8/1/2024 (Insured; FHA)  . . . . . . .          2,030,000         2,144,147

Dade County Housing Finance Authority, SFMR

   6.70%, 4/1/2028 (Collateralized: FNMA,GNMA) . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,833,540

Duval County Housing Finance Authority, SFMR:

   7.85%, 12/1/2022 (Collateralized; GNMA) . . . . . . . . . . . . . . . . . . . . . . . .          2,265,000         2,370,957

   7.70%, 9/1/2024 (Collateralized; GNMA, Insured; FGIC) . . . . . . . . . . . . . . . . .          1,065,000         1,125,737

Escambia County Housing Finance Authority, SFMR

   7.80%, 4/1/2022 (Collateralized; GNMA)  . . . . . . . . . . . . . . . . . . . . . . . .            750,000           788,445

Florida Board of Education:

  Capital Outlay (Public Education):

       4.50, 6/1/2023 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,357,000

       Refunding 4.50%, 6/1/2019 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . .          7,000,000         6,626,200

   Lottery Revenue 4.50%, 7/1/2017 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . .          2,110,000         2,016,105

Florida Department of General Services, Facilities Management Revenue

   6.125%, 9/1/2023 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,112,590

Florida Department of Juvenile Justice (Juvenile Residential)

   5.20%, 6/15/2019 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,984,000         6,047,969

Florida, Housing Finance Agency:

   (Brittany Rosemont Apartments) 7%, 2/1/2035 (Insured; AMBAC)  . . . . . . . . . . . . .          6,000,000         6,649,860

   Single Family Mortgage:

       6.65%, 7/1/2026 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,585,000         1,707,980

       Refunding 6.65%, 1/1/2024 (Collateralized: FNMA,GNMA) . . . . . . . . . . . . . . .          2,375,000         2,556,498

Hillsborough County:

  Capital Improvement Revenue (Warehouse and Sheriffs Facilities Project)

       5%, 7/1/2028 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,075,000         4,065,342

   Utility Revenue, Refunding:

       6.625%, 8/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,294,120

       7%, 8/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,765,000         5,149,536

Hillsborough County Aviation Authority, Revenue, Refunding (Delta Airlines) 6.80%, 1/1/2024. .      2,500,000         2,708,925

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------
                                                                                                _____________     _____________

Florida (continued)

Hillsborough County Industrial Development Authority, PCR, Refunding (Tampa
Electric Co. Project)

   6.25%, 12/1/2034 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,000,000    $    1,113,990

Jacksonville Health Facilities Authority, HR, Refunding

   (St.Luke's Hospital) 7.125%, 11/15/2020 . . . . . . . . . . . . . . . . . . . . . . . .          6,700,000         7,338,711

Jupiter, Utility System Revenue (South Martin Regional Utility):

   5%, 10/1/2018 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,503,285

   5%, 10/1/2028 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           999,190

Lee County Housing Finance Authority SFMR:

   6.30%, 3/1/2029 (Collateralized: FNMA,GNMA) . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,118,860

   (Multi-County Program) 7.45%, 9/1/2027 (Collateralized: FNMA,GNMA)  . . . . . . . . . .          1,350,000         1,536,867

Martin County, Utilities Systems Revenue, Refunding:

   5.50%, 10/1/2011 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,110,090

   5.50%, 10/1/2012 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,065,000         1,180,648

   5.50%, 10/1/2013 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,485,000         1,640,777

Miami-Dade County Housing Finance Authority, MFMR (Villa Esperanza Apartments
Project):

   5.25%, 10/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            625,000           631,044

   5.35%, 10/1/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,009,610

Miramar, Public Service Tax Revenue 6.15%, 10/1/2024 (Insured; FGIC) . . . . . . . . . . .          1,000,000         1,085,990

North Miami Health Facilities Authority, Health Facilities Revenue

   (Villa Maria Nursing Housing Project) 7.50%, 9/1/2012 . . . . . . . . . . . . . . . . .          2,470,000         2,663,203

North Port, Utility Revenue, Refunding

   5%, 10/1/2022 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,099,197

Orange County Health Facilities Authority, Health Facilities Revenue

   (Mental Health Services) 9.25%, 7/1/2020 (Prerefunded 7/1/2000) (a) . . . . . . . . . .          3,635,000         4,036,668

Osceola County Industrial Development Authority, Revenue

   (Community Provider Pooled Loan Program) 7.75%, 7/1/2017  . . . . . . . . . . . . . . .          5,235,000         5,693,272

Palm Beach County, Solid Waste Industrial Development Revenue:

   (Okeelanta Power LP Project) 6.85%, 2/15/2021 (b) . . . . . . . . . . . . . . . . . . .          7,500,000         6,000,000

   (Osceola Power LP) 6.85%, 1/1/2014 (b)  . . . . . . . . . . . . . . . . . . . . . . . .          5,800,000         4,582,000

Palm Beach County Housing Finance Authority

   Single Family Mortgage Purchase Revenue 6.55%, 4/1/2027 (Collateralized: FNMA,GNMA)              1,900,000         2,047,516

Peace River/Manasota Regional Water Supply Authority, Revenue (Peace River
Option Project)

   5%, 10/1/2028 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,498,785

Pinellas County, PCR, Refunding (Florida Power Corp.) 7.20%, 12/1/2014 . . . . . . . . . .          3,000,000         3,288,030

Pinellas County Housing Finance Authority, SFMR:

   7.70%, 8/1/2022 (Collateralized; GNMA)  . . . . . . . . . . . . . . . . . . . . . . . .          2,050,000         2,162,689

   (Multi-County Program) 6.70%, 2/1/2028 (Colleralized: FNMA,GNMA)  . . . . . . . . . . .          4,040,000         4,355,160

Polk County Industrial Development Authority, IDR (IMC Fertilizer)

   7.525% 1/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,713,800

St. Lucie, SWDR (Florida Power and Light Co. Project) 7.15%, 2/1/2023. . . . . . . . . . .          4,000,000         4,331,280

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount             Value
-------------------------------------------------------
                                                                                                _____________     _____________

Florida (continued)

Santa Rosa Bay Bridge Authority, Revenue, Zero Coupon, 7/1/2021. . . . . . . . . . . . . .     $    4,255,000    $    1,274,287

Seminole, Water Control District 6.75%, 8/1/2022 . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,080,680

Seminole County, Sales Tax Revenue, Refunding 4.625%, 10/1/2022 (Insured; MBIA). . . . . .          2,015,000         1,916,930

Tampa:

  Alleghany Health System Revenue (St. Joseph)

       6.50%, 12/1/2023 (Insured; MBIA, Prerefunded 12/1/2004) (a) . . . . . . . . . . . .          1,000,000         1,154,540

   Utility Tax, Zero Coupon, 4/1/2017 (Insured; AMBAC) . . . . . . . . . . . . . . . . . .          2,110,000           848,092

Tampa Sports Authority, Sales Tax Revenue (Tampa Bay Arena Project)

   5.75%, 10/1/2025 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,130,360

U.S. Related--3.3%

Puerto Rico Commonwealth, Refunding (Public Improvement) Zero Coupon 7/1/2016. . . . . . .          8,000,000         3,383,440

Puerto Rico Electric Power Authority, Power Revenue 5%, 7/1/2028 . . . . . . . . . . . . .          3,000,000         2,947,410

                                                                                                                 ______________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $166,666,828). . . . . . . . . . . . . . . . .                         $173,312,822

                                                                                                                  =============




Short-Term Municipal Investments--3.8%
-------------------------------------------------------

Florida:

Hillsborough County Industrial Development Authority, PCR, Refunding, VRDN

   (Tampa Electric Co. Project) 3.70% (c)  . . . . . . . . . . . . . . . . . . . . . . . .     $    1,350,000    $    1,350,000

Martin County, SWDR, VRDN (Florida Power and Light Company Project) 3.85% (c). . . . . . .          1,700,000         1,700,000

Pinellas County Health Facilities Authority, Revenue, Refunding, VRDN

   (Pooled Hospital Loan Program) 3.70% (LOC; The Chase Manhattan Bank) (c)  . . . . . . .         4,100,000          4,100,000

                                                                                                                 ______________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $7,150,000) . . . . . . . . . . . . . . . . .                       $    7,150,000

                                                                                                                 ==============


TOTAL INVESTMENTS (cost $173,816,828). . . . . . . . . . . . . . . . . . . . . . . . . .                94.7%    $  180,462,822

                                                                                                      =======    ==============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5.3%    $   10,149,483

                                                                                                      =======    ==============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               100.0%    $  190,612,305

                                                                                                      =======    ==============

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit

FGIC        Financial Guaranty Insurance Company                    MBIA        Municipal Bond Investors Assurance

FHA         Federal Housing Administration                                        Insurance Corporation

FNMA        Federal National Mortgage Association                   MFMR        Multi-Family Mortgage Revenue

FSA         Financial Security Assurance                            PCR         Pollution Control Revenue

GNMA        Government National Mortgage Association                SFMR        Single Family Mortgage Revenue

HR          Hospital Revenue                                        SWDR        Solid Waste Disposal Revenue

IDR         Industrial Development Revenue                          VRDN        Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

______                             _______                           ________________                _________________
AAA                                Aaa                               AAA                                  53.3%

AA                                 Aa                                AA                                    6.5

A                                  A                                 A                                     7.9

BBB                                Baa                               BBB                                  15.0

F1 + & F-1                         MIG1, VMIG1 & P1                  SP1 & A1                              4.0

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                        13.3

                                                                                                         _______

                                                                                                         100.0%

                                                                                                         =======



Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)  Non-income producing security; interest payments in dafault.

(c)Securities payable on demand. Variable interest rate--subject to periodic change.

(d)Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                               OCTOBER 31, 1998 (UNAUDITED)

                                                                                                    Cost             Value

                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $173,816,828      $180,462,822

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              140,563

                                 Receivable for investment securities sold . . . . . . . .                            7,746,393

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            2,493,510

                                 Receivable for shares of Beneficial Interest subscribed . .                             91,333

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               15,724

                                                                                                                 ______________

                                                                                                                    190,950,345

                                                                                                                  _____________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               97,967

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               54,811

                                 Payable for shares of Beneficial Interest redeemed  . . .                              124,024

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               61,238

                                                                                                                 ______________

                                                                                                                        338,040

                                                                                                                 ______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $190,612,305
                                                                                                                 ==============



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $181,429,704

                                 Accumulated net realized gain (loss) on investments . . .                            2,536,607

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            6,645,994

                                                                                                                 ______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $190,612,305

                                                                                                                 ==============

                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                               Class A            Class B           Class C

                                                                          _______________      ______________   _______________
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   158,222,677      $   31,910,436   $       479,192

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . .         10,971,651           2,213,776            33,232

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . .             $14.42              $14.41            $14.42

                                                                                    ======              ======            ======


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                                                           SIX MONTHS ENDED
                                                                                            OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                   $5,377,180

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .         $    544,975

                                 Shareholder servicing costs--Note 3(c)  . . . . .              315,817

                                 Distribution fees--Note 3(b)  . . . . . . . . . .               82,787

                                 Professional fees . . . . . . . . . . . . . . . .               19,347

                                 Custodian fees  . . . . . . . . . . . . . . . . .               11,010

                                 Registration fees . . . . . . . . . . . . . . . .                8,196

                                 Prospectus and shareholders' reports  . . . . . .                6,233

                                 Trustees' fees and expenses--Note 3(d)  . . . . .                1,142

                                 Loan commitment fees--Note 2  . . . . . . . . . .                  336

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                6,537

                                                                                           ____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                      996,380

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                    4,380,800

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .           $2,062,249

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .            1,377,979

                                                                                           ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                    3,440,228

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                   $7,821,028

                                                                                                                    ===========


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended

                                                                                          October 31, 1998          Year Ended

                                                                                             (Unaudited)          April 30, 1998

                                                                                           _______________        _____________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    4,380,800        $  10,163,273

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             2,062,249            4,552,743

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .             1,377,979              (30,630)

                                                                                            ______________        _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .             7,821,028           14,685,386

                                                                                            ______________        _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (3,723,110)          (8,708,574)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (650,229)          (1,444,398)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (7,461)             (10,301)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                 (1,961,831)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                   (369,040)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                     (4,375)

                                                                                            ______________        _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (4,380,800)         (12,498,519)

                                                                                            ______________        _____________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,840,912            4,051,008

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,173,928            2,234,966

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               227,413              381,095

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,330,973            3,975,356

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               205,190              602,999

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,349                5,299

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (15,618,102)         (44,604,777)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2,571,325)          (6,415,791)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (122,513)             (76,688)

                                                                                            ______________        _____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .           (13,531,175)         (39,846,533)

                                                                                            ______________        _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .           (10,090,947)         (37,659,666)

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           200,703,252          238,362,918

                                                                                            ______________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $190,612,305         $200,703,252

                                                                                            ==============        =============






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                            Shares

                                                                                              ___________________________________

                                                                                              Six Months Ended

                                                                                              October 31, 1998      Year Ended

                                                                                                (Unaudited)       April 30, 1998

                                                                                              ________________    ______________

CAPITAL SHARE TRANSACTIONS:

  Class A
  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          128,001            284,437

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           92,381            279,615

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,086,030)        (3,129,753)

                                                                                              ___________        ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .         (865,648)        (2,565,701)

                                                                                              ===========        ===========

  Class B
  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           81,493            157,058

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           14,249             42,427

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (178,966)          (450,109)

                                                                                              ___________        ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .          (83,224)          (250,624)

                                                                                              ===========        ===========


  Class C
  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,813             26,691

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .              163                373

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (8,552)            (5,372)

                                                                                              ___________        ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .            7,424             21,692

                                                                                              ===========        ===========








                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                Class A Shares

                                                   ______________________________________________________________________________

                                                   Six Months Ended
                                                   October 31, 1998                      Year Ended April 30,
                                                                   ______________________________________________________________

PER SHARE DATA:                                   (Unaudited)        1998         1997         1996         1995         1994

                                                   __________      _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . .     $14.17       $14.06       $14.48       $14.51        $14.43       $15.02

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .33          .66          .76          .79           .81          .85

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .25          .26         (.08)         .17           .12         (.51)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .58          .92          .68          .96           .93          .34

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.33)        (.66)        (.76)        (.79)         (.81)        (.85)

   Dividends from net realized gain on investments . .     --         (.15)        (.34)        (.20)         (.04)        (.04)

   Dividends in excess of net realized gain
       on investments  . . . . . . . . . . . . . .        --            --           --           --           --          (.04)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.33)        (.81)       (1.10)        (.99)         (.85)        (.93)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $14.42       $14.17       $14.06       $14.48        $14.51       $14.43

                                                      =======      =======      =======      =======       =======      =======


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       8.11%(2)     6.73%        4.74%        6.63%         6.71%        2.14%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .        .92%(2)      .91%         .92%         .91%          .90%         .80%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       4.51%(2)     4.67%        5.27%        5.29%         5.67%        5.61%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --           .01%         .10%

   Portfolio Turnover Rate . . . . . . . . . . . .      49.50%(3)    91.18%       71.68%       54.37%        50.62%       20.84%

   Net Assets, end of period (000's Omitted) . . .   $158,223     $167,793     $202,503     $227,478      $252,406     $289,791

---------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                Class B Shares

                                                   ______________________________________________________________________________

                                                   Six Months Ended
                                                   October 31, 1998                      Year Ended April 30,
                                                                   ______________________________________________________________

PER SHARE DATA:                                   (Unaudited)        1998         1997         1996         1995         1994

                                                   __________      _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . .     $14.17       $14.05       $14.47       $14.51        $14.42       $15.01

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .29          .59          .69          .71           .73          .77

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .24          .27         (.08)         .16           .13         (.51)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .53          .86          .61          .87           .86          .26

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.29)        (.59)        (.69)        (.71)         (.73)        (.77)

   Dividends from net realized gain on investments . .     --         (.15)        (.34)        (.20)         (.04)        (.04)

   Dividends in excess of net realized gain
       on investments  . . . . . . . . . . . . . .         --           --           --           --           --          (.04)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.29)        (.74)       (1.03)        (.91)         (.77)        (.85)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $14.41       $14.17       $14.05       $14.47        $14.51       $14.42

                                                      =======      =======      =======      =======       =======      =======

TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       7.46%(2)     6.26%        4.21%        6.01%         6.21%        1.54%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .       1.42%(2)     1.41%        1.42%        1.41%         1.41%        1.34%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       4.00%(2)     4.16%        4.76%        4.77%         5.13%        4.91%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --           .01%         .09%

   Portfolio Turnover Rate . . . . . . . . . . . .      49.50%(3)    91.18%       71.68%       54.37%        50.62%      (20.84%)

   Net Assets, end of period (000's Omitted) . . .    $31,910      $32,545      $35,802      $27,023       $25,282      $22,476

---------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                                Class C Shares

                                                                               ________________________________________________

                                                                               Six Months Ended

                                                                               October 31, 1998      Year Ended April 30,

                                                                                            ___________________________________

PER SHARE DATA:                                                              (Unaudited)     1998          1997        1996(1)

                                                                              _________     _______       _______      _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .     $14.17       $14.05        $14.47       $14.65

                                                                              _______       _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .        .27           .55          .65          .48

   Net realized and unrealized gain (loss) on investments  . . . . . . . .        .25           .27         (.08)         .02

                                                                              _______       _______      _______      _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .       .52            .82          .57          .50

                                                                              _______       _______      _______      _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .       (.27)         (.55)        (.65)        (.48)

   Dividends from net realized gain on investments . . . . . . . . . . . .         --          (.15)        (.34)        (.20)

                                                                              _______       _______      _______      _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .       (.27)         (.70)        (.99)        (.68)

                                                                              _______       _______      _______      _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .     $14.42        $14.17       $14.05       $14.47

                                                                              =======       =======      =======      =======


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .      7.28%(3)       5.94%        3.95%        4.69%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .      1.72%(3)       1.71%        1.97%        1.99%(3)

   Ratio of net investment income to average net assets  . . . . . . . . .      3.67%(3)       3.69%        4.60%        4.20%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .     49.50%(4)      91.18%       71.68%       54.37%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .      $479           $366          $58          $35

---------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company, and operates as a series company currently offering thirteen series, including the Florida Series (the "Fund"). The Fund' s investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $8,647 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average
daily    net    assets    and    is    payable    monthly.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $46 during the period ended October 31, 1998 from commissions earned on sales of the Fund's shares.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of
Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $81,261 and $1,526, respectively, pursuant to the
Distribution    Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $206,576, $40,631 and $509, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, FLORIDA SERIES
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $42,805 pursuant to the transfer agency agreement.

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $92,416,777 and $117,502,740, respectively.

  At October 31, 1998, accumulated net unrealized appreciation on investments was $6,645,994 consisting of $9,672,293 gross unrealized appreciation and $3,026,299 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).



DREYFUS PREMIER STATE MUNICIPAL

BOND FUND, FLORIDA SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940












Printed in U.S.A.                                         051/615SA9810

                              SEMI-ANNUAL REPORT
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                             DREYFUS PREMIER STATE

                              MUNICIPAL BOND FUND

                                FLORIDA SERIES
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                               OCTOBER 31, 1998